Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of income tax [Abstract]
Schedule of Provision for income taxes
The provision for income taxes recorded in the consolidated financial statements differs from the amount which would be obtained by applying the statutory income tax rate to the loss before income taxes as follows:

	2024	2023	2022
Loss before income taxes	$(31,580)	$(27,655)	$(24,751)
Statutory Canadian corporate tax rate	23.00%	23.00%	23.00%
Anticipated tax recovery	(7,263)	(6,361)	(5,693)
Difference in tax rates	3,323	2,841	3,552
Share-based compensation expense	668	441	547
Revaluation of tax balances	(639)	2	(338)
Impact of Barbados rate change	—	(9,088)	—
Other permanent differences	94	325	(368)
Expiry of tax benefits	1,804	3,382	1,614
Change in fair value of warrant derivative	(286)	(1,215)	5
Provision to offset deferred tax asset	2,429	9,770	765
Current income taxes	$130	$97	$84

Schedule of unrecognized non-capital losses, non-refundable credits and deferred tax assets
Deferred tax assets are recognized, to the extent that it is probable that taxable income will be available to utilize the deductible temporary differences. The components of our unrecognized deferred tax asset are as follows:

	2024	2023	2022
Non-capital losses carried forward	$40,078	$37,174	$26,726
Scientific research and experimental development	7,861	7,742	7,648
Investment tax credits	2,956	3,123	3,363
Property and equipment	453	382	366
Share issue costs	666	833	518
Net capital losses carried forward	6	6	6
Unrecognized deferred tax asset	$52,020	$49,260	$38,627